Parent Company Statements (Details 3) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities:
Net income attributable to Oneida Financial Corp.	$ 294,000	$ 1,460,000	$ 1,429,000	$ 1,944,000	$ 1,622,000	$ 1,021,000	$ 1,492,000	$ 1,950,000	$ 5,127,702	$ 6,086,188	$ 5,760,418
Adjustments to reconcile net income to net cash provided by operating activities:
ESOP shares earned									231,500	350,079	350,113
Net cash provided by operating activities									6,361,755	8,868,539	9,479,712
Investing activities:
Net cash used in investing activities									(65,099,548)	(47,129,573)	(38,566,567)
Financing activities:
Dividends paid									(3,354,605)	(3,350,382)	(3,282,056)
Exercise of stock options									133,908	46,371	0
Repurchase of common shares									(69,757)	(39,754)	(1,039,703)
Net cash provided by financing activities									47,629,886	60,641,265	8,318,261
(Decrease) increase in cash and cash equivalents									(11,107,907)	22,380,231	(20,768,594)
Cash and cash equivalents at beginning of year				42,183,310				19,803,079	42,183,310	19,803,079	40,571,673
Cash and cash equivalents at end of year	31,075,403				42,183,310				31,075,403	42,183,310	19,803,079
Non-cash financing activities:
Dividends declared and unpaid	843,053				843,268				843,053	843,268	842,952
Oneida Financial Corp.
Operating Activities:
Net income attributable to Oneida Financial Corp.									5,127,702	6,086,188	5,760,418
Adjustments to reconcile net income to net cash provided by operating activities:
ESOP shares earned									231,500	350,079	350,113
Other assets/liabilities, net									191,814	7,945	(285,192)
Equity in undistributed net income of subsidiary bank									(5,411,138)	(3,099,436)	(1,011,606)
Net cash provided by operating activities									139,878	3,344,776	4,813,733
Investing activities:
Investment in subsidiary bank									(231,500)	(350,079)	(350,113)
Decrease in ESOP loan									144,878	212,015	253,185
Change in due from related parties									(290,136)	(133,515)	0
Net cash used in investing activities									(376,758)	(271,579)	(96,928)
Financing activities:
Dividends paid									(3,354,605)	(3,350,382)	(3,282,056)
Exercise of stock options									133,908	46,371	0
Repurchase of common shares									(69,757)	(39,754)	(1,039,703)
Net cash provided by financing activities									(3,290,454)	(3,343,765)	(4,321,759)
(Decrease) increase in cash and cash equivalents									(3,527,334)	(270,568)	395,046
Cash and cash equivalents at beginning of year				5,237,387				5,507,955	5,237,387	5,507,955	5,112,909
Cash and cash equivalents at end of year	1,710,053				5,237,387				1,710,053	5,237,387	5,507,955
Non-cash financing activities:
Dividends declared and unpaid	$ 843,053				$ 843,268				$ 843,053	$ 843,268	$ 842,952